Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

20. Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements’ and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the year presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries” and the profit (loss) of the subsidiaries is presented as “share of profit (loss) of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2017 and 2018.

	As of December 31,
	2017	2018
	RMB	RMB	US$ Note2(f)
Assets
Cash and cash equivalents	934,758	461,054	67,058
Prepaid expenses and other assets	10,350	4,798	698
Investment in and advances to subsidiaries	2,687,270	5,476,363	796,504

Total assets	3,632,378	5,942,215	864,260

Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	10,211	18,333	2,666

Total liabilities	10,211	18,333	2,666

Shareholders’ equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2017 and 2018; 842,071,169 and 874,071,169 issued as of December 31, 2017 and 2018; 842,071,169 and 827,770,169 outstanding as of December 31, 2017 and 2018)	56	58	8
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2017 and 2018; 661,000,000 and 659,000,000 issued and outstanding as of December 31, 2017 and 2018)	44	44	7
Additional paid-in capital	5,951,044	5,896,017	857,540
Treasury stock (nil and 46,301,000 shares as of December 31, 2017 and 2018, respectively)	—	(332,121)	(48,305)
Non-controlling Interest			—
Statutory reserves	55,090	256,006	37,235
Accumulated other comprehensive income	14,917	58,210	8,466
Retained earnings (accumulated deficit)	(2,398,984)	45,668	6,643

Total shareholders’ equity	3,622,167	5,923,882	861,594

Total liabilities and shareholders’ equity	3,632,378	5,942,215	864,260

Statements of comprehensive loss

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ Note 2(f)
Operating expenses
Sales and marketing expenses	—	—	(2)	—
General and administrative expenses	(8,605)	(71,189)	(57,448)	(8,355)

Profits from operations
Other income, net	8	2,515	21,183	3,081
Share of profit of subsidiaries	510,087	1,151,657	2,505,341	364,386

Net profit	501,490	1,082,983	2,469,074	359,112

Accretion on Series A convertible redeemable preferred shares to redemption value	(236,662)	(1,237,274)	—	—
Accretion on Series B convertible redeemable preferred shares to redemption value	(171,106)	(905,861)	—	—
Accretion on Series C convertible redeemable preferred shares to redemption value	(154,254)	(930,336)	—	—

Net profit (loss) attributable to ordinary shareholders	(60,532)	(1,990,488)	2,469,074	359,112

Statements of cash flows

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ Note 2(f)
Net cash provided by (used in) operating activities	40	(12,178)	12,111	1,761
Net cash used in investing activities	—	(720,259)	(69,660)	(10,132)
Net cash provided by (used in) financing activities	—	1,677,222	(438,253)	(63,741)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(13,447)	22,098	3,215

Net increase (decrease) in cash, cash equivalents and restricted cash	40	931,338	(473,704)	(68,897)
Cash, cash equivalents and restricted cash-beginning of year	3,380	3,420	934,758	135,955

Cash, cash equivalents and restricted cash-end of year	3,420	934,758	461,054	67,058